Subsequent Events - Additional Information (Details) - 2022 Plan	Jan. 25, 2022 shares
Subsequent Event [Line Items]
Number of common stock shares grant	1,000,000
Subsequent Events
Subsequent Event [Line Items]
Number of common stock shares grant	1,000,000